UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09901
                                                    -----------

                          Hillview Investment Trust II
                          ----------------------------
               (Exact name of registrant as specified in charter)

                             700 The Times Building
                                Ardmore, PA 19003
                                -----------------
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                  Corporation Trust Center, 1209 Orange Street
                              Wilmington, DE 19801
                              --------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 484-708-4720
                                                           --------------

                        Date of fiscal year end: June 30
                                                ---------

                   Date of reporting period: December 31, 2004
                                            -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.




                          HILLVIEW INVESTMENT TRUST II



                                   ALPHA FUND


                            INTERNATIONAL ALPHA FUND




                     REMS REAL ESTATE VALUE-OPPORTUNITY FUND




                               SEMI-ANNUAL REPORT

                                December 31, 2004

                          Hillview Investment Trust II
We are pleased to present the December 31, 2004 Semi-Annual Report for the Hillview Investment Trust II.

The Hillview Investment Trust II (the "Trust"), a diversified open-end investment management company, was organized by Hillview Capital Advisors, LLC ("Hillview Advisors") to provide the actively managed component of its clients' equity portfolios. The Trust currently consists of three separate funds.

Hillview Alpha Fund ("Alpha Fund") seeks long-term capital appreciation by investing in a diversified portfolio of common stocks of domestic small- and mid-capitalization companies.

Hillview International Alpha Fund ("International Alpha Fund") seeks long-term capital appreciation by investing in a diversified portfolio of common stocks of companies in countries outside of North America that are represented by the MSCI Europe, Australia and Far East Index ("EAFE Index"). The International Alpha Fund also invests in stocks in other countries, including emerging markets, as represented by the MSCI Emerging Markets Index.

REMS Real Estate Value-Opportunity Fund ("Real Estate Fund") seeks long-term growth of capital and current income by investing at least 80% of its net assets, including the amount of any borrowings, in equity securities of companies principally engaged in the real estate industry and other real estate related investments, including securities issued by real estate investment trusts ("REITs") and real estate operating companies. A REIT is a separately managed trust that makes investments in various real estate businesses. For purposes of the Real Estate Fund's investment policies, a company principally engaged in the real estate industry is one which derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential estate or has at least 50% of its assets in such real estate businesses. The Fund does not invest in real estate directly.

Hillview Advisors, which serves as the investment manager for the Trust, selects multiple sub-advisers to manage specified portions of the Alpha and International Alpha Funds and has full discretion to allocate and rebalance each Fund's assets among the sub-advisers. The Alpha Fund currently utilizes five sub-advisers while the International Alpha Fund utilizes three. Hillview Advisors seeks sub-advisers with superior investment records, experienced investment personnel and specific investment processes and styles. More specifically, Hillview Advisors seeks to identify investment managers with definable, sustainable advantages over their peers that, when applied in less efficient market sectors, may result is superior returns. Furthermore, Hillview Advisors focuses on sub-advisers which utilize a `concentrated equity' approach, whereby their managed portfolios consist of relatively few securities representing their `best ideas' without regard for the makeup of their portfolio as compared to a relevant benchmark. By selecting sub-advisers with complementary investment styles and carefully constructing the Funds' portfolios, Hillview Advisors seeks to produce excess returns relative to a market benchmark over time while providing a prudent level of diversification and overall risk control.

The Real Estate Management Services Group ("REMS Group") serves as investment adviser to the Real Estate Fund. The securities in which the Fund invests normally are diversified as to geographic region and property type. The Fund may hold as few as twenty long positions, and REMS Group may take short positions in REITs, real estate operating companies and REIT and other real estate company indices. The equity securities in which the Real Estate Fund invests generally are of U.S. issuers that are considered by REMS Group to be undervalued and have dividend yields that exceed the ten-year U.S. Treasury yield.

THE HILLVIEW ALPHA FUND
-----------------------

The six months ended December 31, 2004 was a productive period for the Alpha Fund. Fueled in large part by a rebound in equity markets following the U.S. Presidential election in November, the Fund rose 9.2%. By way of comparison, the Wilshire 4500, the Fund's primary benchmark, returned 11.5% over the same period. The Fund's underperformance took place mostly during the third calendar quarter, when markets reacted mostly to macro factors such as the war in Iraq and fears of higher inflation, and focused less on specific company fundamentals. However, the Fund did outperform the broader equity market over the six-month period, as represented by the S&P 500's return of 7.2%. The Alpha Fund's annualized return since its inception on September 1, 2000 through December 31, 2004 is 2.0% which exceeded the comparable returns for both the

                          Hillview Investment Trust II


Wilshire 4500 (-0.4%) as well as the S&P 500 (-3.4%) over the same period. We believe these results demonstrate the value of fundamental, bottom-up stock picking through a market cycle.

During the period, no changes were made to the Fund's sub-advisers. We continue to monitor and evaluate each of the Fund's sub-advisers closely, and to comb the landscape for other potential sub-advisers who meet our criteria.

THE HILLVIEW INTERNATIONAL ALPHA FUND
-------------------------------------

Similar to the Alpha Fund, the International Fund posted strong absolute returns for the fiscal year's first half, posting a return of 10.1% for the six-month period. This figure fell short of the return of the Fund's benchmark, the MSCI EAFE + EM index, which was 16.3% over the same period. The underperformance was a reflection of the growth bias the Fund has assumed, based upon low valuations relative to value stocks in overseas markets. While this hurt the Fund's relative performance during this period, we believe that positioning will prove to be a benefit in future periods. The Fund's annualized return since its inception on September 7, 2000 through December 31, 2004 is 1.1%, versus 1.5% for the benchmark index over the same time period. We believe that the stock-picking focus of the fund will manifest itself in superior returns over time going forward.

In the fiscal year's second half, no changes were made to the Fund's sub-advisers; we continue to monitor their progress closely, and to perform further due diligence on potential candidates for the fund.

THE REMS REAL ESTATE VALUE-OPPORTUNITY FUND
-------------------------------------------

The Real Estate Fund participated in the strong market for publicly traded real estate securities during the fiscal year's first half. The Fund achieved a 13.3% return for the six-month time frame. The Fund's benchmark returned 24.7% for the same period. The Fund has lagged the benchmark since its inception on December 16, 2002, with a 20.0% annualized return versus 34.2% for the benchmark. In prior reports, we have discussed in detail the reasons for the Fund's underperformance against the REIT market, and those factors remained relevant during the most recent period. REIT index returns continued to be driven by demand for real estate and increased valuations. REMS Group's value and yield focused approach, while delivering satisfying absolute returns, is not well suited to this momentum-driven market. Furthermore, as REITs have enjoyed their spectacular run, the underlying risks in the REIT indices have risen dramatically, in REMS Group's view. As such, they have utilized the tools available to them by the Fund, namely the ability to short, to invest in REIT preferred stocks and to invest in non-REIT real estate stocks, to provide significant downside protection to the Fund's shareholders. To the extent that REIT markets experience a significant decline, as they did in April of 2004, we believe the Fund's lower risk profile should serve the Fund's shareholders well.


Sincerely,


David Spungen
President

                          Hillview Investment Trust II
                              Fund Expense Examples


As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.



                                         Hillview Alpha Fund

---------------------- ---------------------------- -------------------------- ------------------------------
                            Beginning Account         Ending Account Value         Expenses Paid During
                           Value July 1, 2004           December 31, 2004            Six Months Ending
                                                                                    December 31, 2004*
---------------------- ---------------------------- -------------------------- ------------------------------
Actual                          $1,000.00                   $1,092.20                      $7.15
---------------------- ---------------------------- -------------------------- ------------------------------
Hypothetical                    $1,000.00                   $1,018.18+                     $6.92
(5% return before
expenses)
---------------------- ---------------------------- -------------------------- ------------------------------


                          Hillview Investment Trust II
                        Fund Expense Examples (Continued)



                        Hillview International Alpha Fund

---------------------- ---------------------------- -------------------------- ------------------------------
                            Beginning Account         Ending Account Value         Expenses Paid During
                           Value July 1, 2004           December 31, 2004            Six Months Ending
                                                                                    December 31, 2004*
---------------------- ---------------------------- -------------------------- ------------------------------
Actual                          $1,000.00                   $1,101.20                      $8.40
---------------------- ---------------------------- -------------------------- ------------------------------
Hypothetical                    $1,000.00                   $1,017.01+                     $8.09
(5% return before
expenses)
---------------------- ---------------------------- -------------------------- ------------------------------


                     REMS Real Estate Value-Opportunity Fund

---------------------- ---------------------------- -------------------------- ------------------------------
                            Beginning Account         Ending Account Value         Expenses Paid During
                           Value July 1, 2004           December 31, 2004            Six Months Ending
                                                                                    December 31, 2004*
---------------------- ---------------------------- -------------------------- ------------------------------
Actual                          $1,000.00                   $1,132.80                     $13.99
---------------------- ---------------------------- -------------------------- ------------------------------
Hypothetical                    $1,000.00                   $1,011.81+                    $13.29
(5% return before
expenses)
---------------------- ---------------------------- -------------------------- ------------------------------


* Expenses are calculated using the Fund's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended 12/31/04. Expenses are calculated by multiplying the annualized expense ratio by the average account value for such period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The expense ratio for the most recent fiscal half year may differ from the expense ratio based on one-year data in the Financial Highlights. The annualized expense ratios for the period were 1.36%., 1.59%, and 2.61%, for the Hillview Alpha Fund, Hillview International Alpha Fund and the REMS Real Estate Value-Opportunity Fund, respectively.

+ Hypothetical expenses are based on the Fund's actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

                          HILLVIEW INVESTMENT TRUST II
                        Portfolio Holdings Summary Table
                          December 31, 2004 (Unaudited)




HILLVIEW ALPHA FUND

Security Type/Industry Classification                  % of Net Assets          Value
-----------------------------------------------        --------------        -------------

COMMON STOCKS
      Medical Technologies                                     11.1%          $ 9,748,905
      Finance & Financial Services                             10.5%            9,238,524
      Retail                                                    8.3%            7,254,097
      Insurance                                                 7.8%            6,839,116
      Computer Software & Services                              5.8%            5,126,553
      Publishing & Broadcasting                                 5.2%            4,578,277
      Oil & Gas Exploration                                     4.0%            3,527,080
      Food & Beverages                                          3.3%            2,861,472
      Electronic Components - Semiconductor                     3.2%            2,820,096
      Office/Business Equipment                                 2.9%            2,571,912
      Business Services                                         2.8%            2,458,758
      Steel Pipe & Tube                                         2.6%            2,245,484
      Cable Television                                          2.5%            2,143,479
      Manufacturing                                             2.4%            2,128,251
      Data Services                                             2.3%            2,056,893
      Medical Management Services                               2.2%            1,891,214
      Chemicals                                                 2.0%            1,717,472
      Internet Software & Content                               2.0%            1,720,576
      Electrical Equipment                                      1.8%            1,607,670
      Industrial Specialties                                    1.8%            1,563,052
      Appliances                                                1.4%            1,242,320
      Telecommunications                                        1.4%            1,283,334
      Travel, Leisure & Recreation                              1.3%            1,143,780
      Wire & Cable Products                                     1.3%            1,206,335
      Aerospace/Defense                                         1.1%              925,389
      Auto Parts & Accessories                                  1.1%              977,685
      Consulting Services                                       1.0%              856,399
      Health Care Cost Containment                              1.0%              871,794
      Transportation                                            1.0%              934,987
      Therapeutics                                              0.9%              755,580
      Waste Management                                          0.5%              416,307
      Containers/Packaging                                      0.4%              300,951
      Educational Services                                      0.4%              309,331
      Entertainment                                             0.3%              220,520
      Environmental Services                                    0.2%              158,497
WARRANTS                                                        0.0%                    -
SHORT-TERM INVESTMENTS                                          3.2%            2,798,333
                                                       --------------        -------------
TOTAL INVESTMENTS                                             101.0%         $ 88,500,423
LIABILITIES IN EXCESS OF OTHER ASSETS                          -1.0%             (850,197)
                                                       --------------        -------------
NET ASSETS                                                    100.0%         $ 87,650,226
                                                       ==============        =============



                          HILLVIEW INVESTMENT TRUST II
                        Portfolio Holdings Summary Table
                          December 31, 2004 (Unaudited)




HILLVIEW INTERNATIONAL ALPHA FUND

Security Type/Country                                  % of Net Assets          Value
-----------------------------------------------        --------------        -------------

COMMON STOCKS
      United Kingdom                                           19.3%          $ 7,903,098
      Japan                                                    12.7%            5,185,822
      Germany                                                   8.6%            3,513,231
      Switzerland                                               8.1%            3,310,907
      Italy                                                     7.5%            3,068,791
      France                                                    6.4%            2,634,438
      Australia                                                 5.2%            2,144,438
      Ireland                                                   4.8%            1,979,383
      South Korea                                               4.5%            1,860,422
      Singapore                                                 2.9%            1,171,704
      Netherlands                                               2.3%              963,579
      Finland                                                   1.8%              728,762
      Mexico                                                    1.7%              682,085
      Cayman Islands                                            1.4%              594,068
      China                                                     1.3%              523,304
      Turkey                                                    1.2%              493,740
      Brazil                                                    1.1%              469,404
      India                                                     1.0%              411,060
      Norway                                                    1.0%              397,291
      Bermuda                                                   0.9%              364,421
      Taiwan                                                    0.8%              311,232
      United States of America                                  0.7%              291,840
      Austria                                                   0.6%              257,999
      Philippines                                               0.6%              226,863
      Hong Kong                                                 0.4%              155,351
      Indonesia                                                 0.4%              176,568
FORWARD CONTRACTS                                              -0.4%             (159,020)
SHORT-TERM INVESTMENTS                                          3.1%            1,271,481
                                                       --------------        -------------
TOTAL INVESTMENTS                                              99.9%         $ 40,932,262
OTHER ASSETS IN EXCESS OF LIABILITIES                           0.1%               52,658
                                                       --------------        -------------
NET ASSETS                                                    100.0%         $ 40,984,920
                                                       ==============        =============



                          HILLVIEW INVESTMENT TRUST II
                        Portfolio Holdings Summary Table
                          December 31, 2004 (Unaudited)


REMS REAL ESTATE VALUE-OPPORTUNITY FUND

Security Type/Industry                                 % of Net Assets          Value
-----------------------------------------------        --------------        -------------

LONG POSITIONS:
COMMON STOCKS
      Shopping Centers                                         19.9%          $ 7,838,383
      Diversified                                              19.3%            7,593,545
      Office Property                                          13.4%            5,287,309
      Apartments                                                8.9%            3,518,968
      Hotels/Resorts                                            6.3%            2,488,759
      Storage                                                   3.3%            1,322,908
      Regional Malls                                            3.2%            1,245,920
      Manufactured Homes                                        2.6%            1,010,275
      Health Care                                               2.4%              947,000
PREFERRED STOCKS
      Diversified                                               8.4%            3,308,539
      Office Property                                           8.1%            3,188,452
      Regional Malls                                            3.5%            1,363,904
      Apartments                                                2.3%              912,785
      Mortgage                                                  2.3%              928,124
      Shopping Centers                                          2.1%              840,305
      Hotels/Resorts                                            1.9%              741,078
      Health Care                                               0.9%              358,662
      Industrial Property                                       0.9%              352,062
SECURITIES SOLD SHORT:
COMMON STOCKS
      Exchange Traded Funds                                    -8.2%           (3,241,960)
      Mortgage                                                 -3.0%           (1,182,623)
      Residential Construction                                 -1.1%             (407,131)
      Regional Malls                                           -0.7%             (289,280)
      Diversified                                              -0.5%             (209,598)
      Industrial Property                                      -0.5%             (201,138)
                                                       --------------        -------------
TOTAL INVESTMENTS                                              95.7%         $ 37,715,248
OTHER ASSETS IN EXCESS OF LIABILITIES                           4.3%            1,709,487
                                                       --------------        -------------
NET ASSETS                                                    100.0%         $ 39,424,735
                                                       ==============        =============

                          HILLVIEW INVESTMENT TRUST II
                                   ALPHA FUND
                            Portfolio of Investments
                          December 31, 2004 (Unaudited)



                                                             SHARES                VALUE
                                                          -------------         -------------
COMMON STOCKS-97.8%

AEROSPACE/DEFENSE-1.1%
        Boeing Co. (The)                                        17,875       $       925,389
                                                                                -------------

APPLIANCES-1.4%
        Whirlpool Corp.                                         17,950             1,242,320
                                                                                -------------

AUTO PARTS & ACCESSORIES-1.1%
        Lear Corp.                                              16,025               977,685
                                                                                -------------

BUSINESS SERVICES-2.8%
        CDW Corp.                                                5,740               380,849
        Jones Lang LaSalle,  Inc.*                               5,120               191,539
        Marlin Business Services Inc.*                          22,500               427,500
        Spherion Corp.*                                         72,875               612,150
        Sunrise Senior Living, Inc.*                             6,580               305,049
        TeleTech Holdings, Inc.*                                55,900               541,671
                                                                                -------------
                                                                                   2,458,758

CABLE TELEVISION-2.5%
        Digital Theater Systems Inc.*                           22,700               456,951
        Liberty Media Corp., Class A*                          153,600             1,686,528
                                                                                -------------
                                                                                   2,143,479

CHEMICALS-2.0%
        Crompton Corp.                                          80,900               954,620
        PolyOne Corp.*                                          84,200               762,852
                                                                                -------------
                                                                                   1,717,472

COMPUTER SOFTWARE & SERVICES-5.8%
        Ceridian Corp.*                                         46,300               846,364
        Citrix Systems, Inc.*                                   16,060               393,952
        Computer Associates International, Inc.                 32,846             1,020,197
        eResearch Technology, Inc.*                             10,400               164,840
        Hewlett-Packard Co.                                     39,950               837,752
        Hyperion Solutions Corp.*                                8,900               414,918
        InFocus Corp.*                                          21,100               193,276
        Komag, Inc.*                                            18,600               349,308
        Mercury Computer Systems, Inc.*                         17,200               510,496
        Ninetowns Digital World Trade holdings Ltd. ADR*         5,950                63,963
        SRA International, Inc., Class A*                        2,100               134,820
        Ultimate Software Group, Inc. (The)*                    15,510               196,667
                                                                                -------------
                                                                                   5,126,553

CONSULTING SERVICES-1.0%
        BearingPoint, Inc.*                                    106,650               856,399
                                                                                -------------


CONTAINERS/PACKAGING-0.4%
        Pactiv Corp.*                                           11,900               300,951
                                                                                -------------

    The accompanying notes are an integral part of the financial statements.



                          HILLVIEW INVESTMENT TRUST II
                                   ALPHA FUND
                      Portfolio of Investments (Continued)
                          December 31, 2004 (Unaudited)


                                                             SHARES                VALUE
                                                          -------------         -------------

DATA SERVICES-2.3%
        Reynolds & Reynolds Co., (The)  Class A                 37,900     $       1,004,729
        Viad Corp.                                              36,931             1,052,164
                                                                                -------------
                                                                                   2,056,893

EDUCATIONAL SERVICES-0.4%
        Bright Horizons Family Solutions, Inc.*                  1,110                71,884
        Corinthian Colleges, Inc.*                              12,600               237,447
                                                                                -------------
                                                                                     309,331

ELECTRICAL EQUIPMENT-1.8%
        Itron, Inc.*                                            13,000               310,830
        Flir Systems, Inc.*                                      3,050               194,560
        MagneTek, Inc.*                                        101,200               698,280
        Quanta Services, Inc.*                                  50,500               404,000
                                                                                -------------
                                                                                   1,607,670

ELECTRONIC COMPONENTS--SEMICONDUCTOR-3.2%
        Benchmark Electronics, Inc.*                             7,050               240,405
        Diodes, Inc. *                                          15,850               358,685
        Evergreen Solar, Inc.*                                  22,800                99,636
        OmniVision Technologies, Inc.*                           7,440               136,524
        Photon Dynamics, Inc.*                                  13,000               315,640
        Rogers Corp.*                                            8,530               367,643
        SiRF Technology Holdings, Inc.*                         12,400               157,728
        SpatiaLight, Inc.*                                      31,400               281,030
        Sypris Solutions, Inc.                                  38,400               587,904
        Varian Semiconductor Equipment Associates, Inc.*         7,460               274,901
                                                                                -------------
                                                                                   2,820,096

ENTERTAINMENT-0.3%
        Scientific Games Corp., Class A*                         9,250               220,520
                                                                                -------------

ENVIRONMENTAL SERVICES-0.2%
        Bennett Environmental, Inc.*                            44,900               158,497
                                                                                -------------

FINANCE & FINANCIAL SERVICES-10.5%
        Alliance Data Systems Corp.*                             9,900               470,052
        CIT Group, Inc.                                         15,250               698,755
        Fannie Mae                                              20,600             1,466,926
        First Community Bankcorp                                 5,060               216,062
        First Niagara Financial Group, Inc.                     21,960               306,342
        Freddie Mac                                             16,025             1,181,042
        Legg Mason, Inc.                                        10,350               758,241
        MBIA Inc.                                               12,750               806,820
        MoneyGram International, Inc.*                          17,025               359,909
        PMI Group, Inc. (The)                                    6,500               271,375
        Portfolio Recovery Associates, Inc.*                     4,460               183,841
        Rewards Network, Inc.*                                  52,100               364,700
        TNS Inc.*                                               15,300               334,305
        Washington Mutual, Inc.                                 43,050             1,820,154
                                                                                -------------
                                                                                   9,238,524

FOOD & BEVERAGES-3.3%
        Chiquita Brands International, Inc.*                    34,800               767,688
        Diageo plc ADR                                          28,000             1,620,640
        Sara Lee Corp.                                          19,600               473,144
                                                                                -------------
                                                                                   2,861,472

    The accompanying notes are an integral part of the financial statements.



                          HILLVIEW INVESTMENT TRUST II
                                   ALPHA FUND
                      Portfolio of Investments (Continued)
                          December 31, 2004 (Unaudited)


                                                             SHARES                VALUE
                                                          -------------         -------------

HEALTH CARE COST CONTAINMENT-1.0%
        America Service Group, Inc.*                             3,800       $       101,726
        Caremark RX,  Inc.*                                     19,530               770,068
                                                                                -------------
                                                                                     871,794

INDUSTRIAL SPECIALTIES-1.8%
        Church & Dwight Co., Inc.                                6,870               230,969
        NCI Building Systems, Inc.*                             23,700               888,750
        RPM International,  Inc.                                22,550               443,333
                                                                                -------------
                                                                                   1,563,052

INSURANCE-7.8%
        Allmerica Financial Corp.*                              19,000               623,770
        Aon Corp.                                               35,875               855,977
        Assurant, Inc.                                          10,830               330,856
        CIGNA Corp.                                             10,150               827,935
        IPC Holdings Ltd.                                       21,575               938,728
        Loews Corp.                                             10,975               771,543
        MetLife, Inc.                                           23,075               934,768
        Platinum Underwriters Holdings Ltd.                     16,900               525,590
        Torchmark Corp.                                         18,025             1,029,949
                                                                                -------------
                                                                                   6,839,116

INTERNET SOFTWARE & CONTENT-2.0%
        Check Point Software Technologies, Ltd.*                10,630               261,817
        Harris Interactive, Inc.*                                9,330                73,707
        Ixia*                                                   14,052               236,214
        j2 Global Communications, Inc.*                          8,420               290,490
        Open Solutions Inc.*                                    12,260               318,270
        SafeNet, Inc.*                                          14,700               540,078
                                                                                -------------
                                                                                   1,720,576

MANUFACTURING-2.4%
        Donaldson Co., Inc.                                      9,430               307,229
        Gildan Activewear, Inc., Class A*                        9,900               336,501
        Material Sciences Corp.*                                48,150               866,219
        Tyco International Ltd.                                 17,300               618,302
                                                                                -------------
                                                                                   2,128,251

MEDICAL MANAGEMENT SERVICES-2.2%
        American Healthways, Inc.*                              10,930               361,127
        AmSurg Corp.*                                            2,040                60,262
        Apria Healthcare Group, Inc.*                            8,390               276,450
        Health Management Associates, Inc.                      13,810               313,763
        Health Net Inc.*                                        19,375               559,356
        United Surgical Partners International, Inc.*            7,680               320,256
                                                                                -------------
                                                                                   1,891,214

MEDICAL TECHNOLOGIES-11.1%
        Abbott Laboratories                                     27,500             1,282,875
        AmerisourceBergen Corp.                                 19,400             1,138,392
        Ariad Pharmaceuticals, Inc.*                            87,725               651,797
        Durect Corp.*                                          209,500               687,160
        EPIX Medical, Inc.*                                     20,700               370,737
        Henry Schein, Inc.*                                      5,190               361,432
        Impax Laboratories, Inc.*                               56,200               892,456
        Laboratory Corp. of America Holdings*                   33,300             1,659,006
        Lifeline Systems, Inc*.                                  7,580               195,261
        MedImmune, Inc.*                                        33,300               902,763
        Merit Medical Systems, Inc.*                            23,690               361,983
        Millipore Corp.*                                         5,740               285,909
        PRAECIS Pharmaceuticals, Inc.*                         102,300               194,370
        PSS World Medical, Inc.*                                29,300               366,690
        ResMed,  Inc.*                                           4,930               251,923
        Varian Medical Systems, Inc.                             3,380               146,151
                                                                                -------------
                                                                                   9,748,905

    The accompanying notes are an integral part of the financial statements.



                          HILLVIEW INVESTMENT TRUST II
                                   ALPHA FUND
                      Portfolio of Investments (Continued)
                          December 31, 2004 (Unaudited)


                                                             SHARES                VALUE
                                                          -------------         -------------

OFFICE/BUSINESS EQUIPMENT-2.9%
        Xerox Corp.*                                           151,200       $     2,571,912
                                                                                -------------

OIL & GAS EXPLORATION-4.0%
        Denbury Resources,  Inc.*                               25,800               708,210
        Houston Exploration Co. (The)*                           6,220               350,248
        Magnum Hunter Resources, Inc.*                          55,500               715,950
        Newpark Resources, Inc.*                               109,625               564,569
        Williams Companies, Inc. (The)                          44,700               728,163
        XTO Energy, Inc.                                        13,000               459,940
                                                                                -------------
                                                                                   3,527,080
PUBLISHING & BROADCASTING-5.2%
        4Kids Entertainment, Inc.*                              24,500               514,990
        Beasley Broadcast Group, Inc., Class A*                  5,000                87,650
        Bowne & Co., Inc.                                       66,825             1,086,574
        Dex Media, Inc.*                                           525                13,104
        Emmis Communications Corp., Class A*                    16,100               308,959
        R. R. Donnelley & Sons Co.                              20,000               705,800
        Time Warner,  Inc.*                                     80,100             1,557,144
        Viacom Inc., Class A                                     8,200               304,056
                                                                                -------------
                                                                                   4,578,277

RETAIL-8.3%
        Dollar Tree Stores, Inc.*                               46,610             1,336,775
        Family Dollar Stores, Inc.                              11,060               345,404
        Fred's, Inc.                                             8,490               147,726
        Hasbro, Inc.                                            34,675               672,002
        Home Depot, Inc. (The)                                  38,400             1,641,216
        Panera Bread Co., Class A*                              10,800               435,456
        Ruby Tuesday, Inc.                                       2,850                74,328
        Staples, Inc.                                            7,560               254,848
        Tiffany & Co.                                            9,490               303,395
        TJX Companies, Inc. (The)                                6,410               161,083
        Toys "R" Us, Inc.*                                      75,700             1,549,579
        Tractor Supply Co.*                                      8,930               332,285
                                                                                -------------
                                                                                   7,254,097

STEEL PIPE & TUBE-2.6%
        Precision Castparts Corp.                               12,375               812,790
        Shaw Group, Inc. (The)*                                 47,800               853,230
        Western Silver Corp. *                                  64,100               579,464
                                                                                -------------
                                                                                   2,245,484

TELECOMMUNICATIONS-1.4%
        Plantronics, Inc.                                        8,390               347,933
        Sonus Networks, Inc.*                                   80,700               462,411
        Sycamore Networks, Inc.*                               116,500               472,990
                                                                                -------------
                                                                                   1,283,334

THERAPEUTICS-0.9%
        U. S. Physical Therapy, Inc.*                           49,000               755,580
                                                                                -------------


TRANSPORTATION-1.0%
        AirTran Holdings, Inc.*                                 47,700               510,390
        CNF, Inc.                                                8,475               424,597
                                                                                -------------
                                                                                     934,987

TRAVEL, LEISURE & RECREATION-1.3%
        GTECH Holdings Corp.                                    20,000               519,000
        Sunterra Corporation *                                  44,500               624,780
                                                                                -------------
                                                                                   1,143,780

WASTE MANAGEMENT-0.5%
        Stericycle, Inc.*                                        9,060               416,307
                                                                                -------------

    The accompanying notes are an integral part of the financial statements.



                          HILLVIEW INVESTMENT TRUST II
                                   ALPHA FUND
                      Portfolio of Investments (Concluded)
                          December 31, 2004 (Unaudited)



                                                             SHARES                VALUE
                                                          -------------         -------------

WIRE & CABLE PRODUCTS-1.3%
        General Cable Corp.*                                    87,100      $      1,206,335
                                                                                -------------


TOTAL COMMON STOCKS
    (Cost-$64,638,108)                                                            85,702,090
                                                                                -------------



WARRANTS-0.0%
FINANCE & FINANCIAL SERVICES
        Imperial Credit Industry*(A), expiring 01/31/08          4,760                     -
                                                                                -------------
        (Cost-$0)

                                                              PAR
SHORT-TERM INVESTMENTS-3.2%                                  (000)
                                                         -------------
Wilmington Trust Prime Money Market Fund
 1.567%                                                 $        2,798             2,798,333
                                                                                -------------

TOTAL SHORT-TERM INVESTMENTS
    (Cost-$2,798,333)                                                              2,798,333
                                                                                -------------

TOTAL INVESTMENTS-101.0%
    (Cost-$67,436,322)                                                            88,500,423
                                                                                -------------

LIABILITIES IN EXCESS OF OTHER ASSETS-(1.0%)                                        (850,197)
                                                                                -------------

NET ASSETS-100.0%                                                           $     87,650,226
                                                                                =============


--------
* Non-income producing securities
(A) Fair valued by management


    The accompanying notes are an integral part of the financial statements.


                          HILLVIEW INVESTMENT TRUST II
                            INTERNATIONAL ALPHA FUND
                            Portfolio of Investments
                          December 31, 2004 (Unaudited)



                                                                        SHARES                  VALUE
                                                                    ----------------       ----------------
COMMON STOCK-97.2%
AUSTRALIA-5.2%
        Ansell Ltd.                                                          43,404     $          303,839
        Aristocrat Leisure Ltd.                                              56,000                436,790
        Baycorp Advantage Ltd.                                              168,600                407,070
        Sonic Healthcare Ltd.                                                18,200                173,772
        Toll Holdings Ltd.                                                   44,190                443,053
        Unitab Ltd.                                                          42,700                379,914
                                                                                           ----------------
                                                                                                 2,144,438

AUSTRIA-0.6%
        Wienerberger AG                                                       5,400                257,999
                                                                                           ----------------

BERMUDA-0.9%
        Frontline Ltd.                                                        4,500                200,234
        Great Eagle Holdings Ltd.                                            60,000                155,158
        Ship Finance International Ltd.                                         440                  9,029
                                                                                           ----------------
                                                                                                   364,421

BRAZIL-1.1%
        Petroleo Brasileiro SA ADR                                           11,800                469,404
                                                                                           ----------------

CAYMAN ISLANDS-1.4%
        Ctrip.com International Ltd. ADR                                      2,150                 98,943
        Shanda Interactive Entertainment Ltd. ADR*                           11,650                495,125
                                                                                           ----------------
                                                                                                   594,068

CHINA-1.3%
        China Petroleum & Chemical Corp. ADR                                  8,600                352,514
        Jiangxi Copper Co. Ltd.                                             300,000                170,790
                                                                                           ----------------
                                                                                                   523,304

FINLAND-1.8%
        Metso Corp.                                                          20,900                331,241
        Nokian Renkaat OYJ                                                    1,900                288,732
        Perlos OYJ                                                            6,800                108,789
                                                                                           ----------------
                                                                                                   728,762

FRANCE-6.4%
        Altran Technologies SA                                               10,350                110,014
        BNP Paribas SA                                                        5,100                369,485
        LVMH Moet Hennessy Louis Vuitton SA ADR                              18,100                277,268
        Neopost SA                                                            7,600                590,893
        Publicis Groupe                                                      16,100                521,931
        Sanofi-Aventis                                                        3,857                308,266
        Vivendi Universal SA                                                 14,300                456,581
                                                                                           ----------------
                                                                                                 2,634,438

GERMANY-8.6%
        Vayerische Motoren Werke AG                                          11,400                514,449
        Celesio AG                                                            7,700                626,299
        Henkel KGAA                                                           4,950                409,685
        K+S AG                                                                5,000                265,733
        Mobilcom AG                                                          10,700                242,884
        MPC Muenchmeyer Petersen Capital AG                                   1,495                112,171
        Puma AG                                                               1,640                450,961
        SAP AG ADR                                                           10,000                442,100
        Siemens AG ADR                                                        3,400                287,878
        Wincor Nixdorf AG*                                                    2,000                161,071
                                                                                           ----------------
                                                                                                 3,513,231

    The accompanying notes are an integral part of the financial statements.




                          HILLVIEW INVESTMENT TRUST II
                            INTERNATIONAL ALPHA FUND
                      Portfolio of Investments (Continued)
                          December 31, 2004 (Unaudited)


                                                                        SHARES                  VALUE
                                                                    ----------------       ----------------
HONG KONG-0.4%
        Citic International Financial Holdings Ltd.                         350,000     $          155,351
                                                                                           ----------------

INDIA-1.0%
        ICICI Bank Ltd. ADR                                                  20,400                411,060
                                                                                           ----------------

INDONESIA-0.4%
        PT Telekomunikasi Indonesia ADR                                       8,400                176,568
                                                                                           ----------------

IRELAND-4.8%
        Anglo IrishBank Corp. PLC                                            14,900                361,108
        Bank of Ireland                                                      52,500                874,167
        Grafton Group PLC                                                    47,400                512,206
        Kingspan Group PLC                                                   24,200                231,902
                                                                                           ----------------
                                                                                                 1,979,383

ITALY-7.5%
        Autostrada Torino-Milano SPA                                         19,800                505,160
        Banco Popolare Di Verona                                             15,800                321,283
        Bulgari SPA                                                          27,700                342,250
        Hera SPA*                                                            61,000                175,777
        Interpump Group SPA                                                 121,600                699,155
        Italcementi SPA                                                      20,000                229,169
        Lottomatica SPA                                                       5,950                218,202
        Sanpaolo Imi SPA                                                     15,700                226,206
        Societa Iniziative Autostradali e Servizi SPA                        24,800                351,589
                                                                                           ----------------
                                                                                                 3,068,791

JAPAN-12.7%
        Hitachi Ltd. ADR                                                      5,300                367,979
        Ito-Yokado Co., Ltd. ADR                                              7,300                306,334
        Kubota Corp. ADR                                                     18,800                463,420
        Meitec Corp.                                                          8,600                320,601
        Mitsubishi Estate Co., Ltd. ADR                                       3,100                363,033
        Mitsubishi Tokyo Financial Group, Inc. ADR                           80,600                823,732
        Mitsui O.S.K. Lines Ltd.                                             30,000                180,053
        NEC Electronics Corp.                                                 8,300                404,997
        Nissan Motor Co., Ltd. ADR                                           11,800                258,892
        Nomura Holdings, Inc. ADR                                            19,600                285,376
        Orix Corp. ADR                                                        6,700                459,620
        Pioneer Corp. ADR                                                    18,300                357,582
        Takeda Pharmaceutical Co., Ltd.                                      11,800                594,203
                                                                                           ----------------
                                                                                                 5,185,822

MEXICO-1.7%
        Grupo Aeroportuario Del Sureste SA ADR                               14,100                385,635
        Grupo Televisa SA ADR                                                 4,900                296,450
                                                                                           ----------------
                                                                                                   682,085

NETHERLANDS-2.3%
        ASM International N.V.*                                               6,900                113,953
        Axalto Holding N.V.*                                                  8,000                208,237
        Euronext N.V.                                                        21,000                641,389
                                                                                           ----------------
                                                                                                   963,579

NORWAY-1.0%
        Fred Olsen Energy ASA*                                               27,500                397,291
                                                                                           ----------------

PHILIPPINES-0.6%
        Philippine Long Distance Telephone Co. ADR                            9,100                226,863
                                                                                           ----------------

    The accompanying notes are an integral part of the financial statements.




                          HILLVIEW INVESTMENT TRUST II
                            INTERNATIONAL ALPHA FUND
                      Portfolio of Investments (Continued)
                          December 31, 2004 (Unaudited)


                                                                        SHARES                  VALUE
                                                                    ----------------       ----------------

SINGAPORE-2.9%
        Accord Customer Care Solutions Ltd.*                                584,000     $          305,881
        DBS Group Holdings Ltd. ADR                                           6,800                268,267
        Hi-P International Ltd.                                             350,000                360,206
        Jurong Technologies Industrial Corp., Ltd.                          138,000                118,353
        MFS Technology Ltd.                                                 210,000                118,997
                                                                                           ----------------
                                                                                                 1,171,704
SOUTH KOREA-4.5%
        Hyundai Motor Co., Ltd.                                               8,000                428,903
        Lotte Chilsung Beverage Co., Ltd.                                       640                593,509
        Samsung Electronics Co., Ltd. GDR                                     1,350                293,748
        SK Telecom Co., Ltd.                                                  2,860                544,262
                                                                                           ----------------
                                                                                                 1,860,422

SWITZERLAND-8.1%
        Givaudan SA                                                            1015                668,574
        Gurit-Heberlein AG                                                      770                629,083
        Hiestand Holding AG                                                     145                115,403
        Julius Baer Holding Ltd., Class B                                     1,930                580,901
        Leica Geosystems AG*                                                    600                184,680
        Lindt & Spruengli AG                                                      8                117,140
        Nestle SA                                                             2,200                575,587
        Nobel Biocare Holding AG                                              1,800                326,093
        Phonak Holding AG                                                     3,440                113,446
                                                                                           ----------------
                                                                                                 3,310,907

TAIWAN-0.8%
        Taiwan Semiconductor Manufacturing Co, Ltd. ADR                      34,312                291,309
        United Microelectronics Corp. ADR*                                    5,644                 19,923
                                                                                           ----------------
                                                                                                   311,232

TURKEY-1.2%
        Dogan Sirketler Grubu Holding A.S.                              232,800,000                493,740
                                                                                           ----------------

UNITED KINGDOM-19.3%
        Aegis Group PLC                                                     183,500                380,486
        Arm Holdings PLC ADR                                                 68,200                420,794
        British Sky Broadcasting Group PLC ADR                               10,400                454,168
        Cadbury Schweppes PLC                                                53,300                496,304
        Carpetright PLC                                                      18,600                407,096
        Diageo PLC                                                           45,500                649,051
        EMI Group PLC ADR                                                    82,100                835,409
        Enodis PLC*                                                         238,600                506,188
        GlaxoSmithKline PLC                                                  31,300                734,335
        Kingfisher PLC                                                       66,562                395,837
        Michael Page International PLC                                       83,000                297,988
        Royal Doulton PLC*                                                3,196,000                713,310
        Signet Group PLC                                                    208,000                439,273
        Smith & Nephew PLC ADR                                                7,600                393,376
        Vodafone Group PLC ADR                                               13,100                358,678
        WPP Group PLC ADR                                                     7,700                420,805
                                                                                           ----------------
                                                                                                 7,903,098

United States of America-0.7%
        News Corp., Inc., Class B                                            15,200                291,840
                                                                                           ----------------

TOTAL COMMON STOCKS                                                                             39,819,801
                                                                                           ----------------
    (Cost-$30,970,316)


                                                                          PAR
SHORT-TERM INVESTMENTS-3.1%                                              (000)
                                                                    ----------------
        Wilmington Trust Prime Money Market Fund
        0.620%                                                    $           1,271              1,271,481
                                                                                           ----------------

TOTAL SHORT-TERM INVESTMENTS                                                            $        1,271,481
                                                                                           ----------------
    (Cost-$1,271,481)


    The accompanying notes are an integral part of the financial statements.


                          HILLVIEW INVESTMENT TRUST II
                            INTERNATIONAL ALPHA FUND
                      Portfolio of Investments (Concluded)
                          December 31, 2004 (Unaudited)


                                                                                                VALUE
                                                                                           ----------------



FORWARD CONTRACTS-(0.4%)
        GBP Forward Contract/July 2005/600,000                                          $          (58,919)
        GBP Forward Contract/July 2005/500,000                                                     (44,010)
        GBP Forward Contract/November 2005/200,000                                                  (8,208)
        GBP Forward Contract/December 2005/200,000                                                   3,330
        GBP Forward Contract/December 2005/100,000                                                     618
        CHF Forward Contract/November 2005/900,000                                                 (27,050)
        CHF Forward Contract/November 2005/500,000                                                 (15,389)
        CHF Forward Contract/November 2005/400,000                                                  (9,392)
                                                                                           ----------------
TOTAL FORWARD CONTRACTS                                                                           (159,020)

TOTAL INVESTMENTS-99.9%                                                                         40,932,262
                                                                                           ----------------
    (Cost-$32,241,797)

OTHER ASSETS IN EXCESS OF LIABILITIES-0.1%                                                          52,658
                                                                                           ----------------

NET ASSETS-100.0%                                                                        $      40,984,920
                                                                                           ================


--------
ADR-American Depository Receipt
GDR-Global Depository Receipt
GBP-Great Britain Pound
CHF-Swiss Franc
*  Non-income producing securities


    The accompanying notes are an integral part of the financial statements.

                          HILLVIEW INVESTMENT TRUST II
                     REMS REAL ESTATE VALUE-OPPORTUNITY FUND
               (Formerly the "Hillview/REMS Leveraged REIT Fund")
                            Portfolio of Investments
                          December 31, 2004 (Unaudited)



                                                                 SHARES               VALUE
                                                              -------------        -------------
LONG POSITIONS-109.7%
COMMON STOCKS-79.3%

APARTMENTS-8.9%
       Archstone-Smith Trust**                                      22,900      $       877,070
       Post Properties, Inc.                                        40,900            1,427,410
       Summit Properties, Inc.                                      37,300            1,214,488
                                                                                   -------------
                                                                                      3,518,968

DIVERSIFIED-19.3%
       Florida East Coast Industries, Inc.                          29,600            1,334,960
       iStar Financial, Inc.                                        27,523            1,245,691
       Liberty Property Trust                                       14,300              617,760
       Rayonier,  Inc.                                              27,500            1,345,025
       Sizeler Property Investors, Inc.                             47,200              556,016
       Tarragon Corp. 1                                             80,373            1,434,658
       Trammell Crow Co.*                                           58,500            1,059,435
                                                                                   -------------
                                                                                      7,593,545

HEALTH CARE-2.4%
       Senior Housing Properties Trust                              50,000              947,000
                                                                                   -------------


HOTELS/RESORTS-6.3%
       Host Marriott Corp.*                                         75,500            1,306,150
       La Quinta Corp.*/** 1                                       130,100            1,182,609
                                                                                   -------------
                                                                                      2,488,759

MANUFACTURED HOMES -2.6%
       Sun Communities, Inc.                                        25,100            1,010,275
                                                                                   -------------


OFFICE PROPERTY-13.4%
       Arden Realty, Inc.**                                         34,400            1,297,568
       Cousins Properties, Inc.                                     25,300              765,831
       Crescent Real Estate Equities Co.**                          54,900            1,002,474
       CRT Properties, Inc.**                                       51,200            1,221,632
       Government Properties Trust , Inc.                          101,400              999,804
                                                                                   -------------
                                                                                      5,287,309

REGIONAL MALLS-3.2%
       Taubman Centers, Inc.                                        41,600            1,245,920
                                                                                   -------------


SHOPPING CENTERS-19.9%
       Acadia Realty Trust**                                        60,000              978,000
       Developers Diversified Realty Corp.**                        30,500            1,353,285
       Heritage Property Investment Trust                           24,800              795,832
       Kite Realty Group Trust                                      57,700              881,656
       Ramco-Gershenson Properties Trust                            41,100            1,325,475
       Tanger Factory Outlet Centers, Inc.                          63,000            1,666,980
       Urstadt Biddle Properties, Class A                           49,100              837,155
                                                                                   -------------
                                                                                      7,838,383

STORAGE-3.3%
       Monmouth Real Estate Investment Corp., Class A               89,042              766,652
       Public Storage, Inc., Class A                                19,375              556,256
                                                                                   -------------
                                                                                      1,322,908



TOTAL COMMON STOCKS
    (Cost-$24,177,510)                                                               31,253,067
                                                                                   -------------


    The accompanying notes are an integral part of the financial statements.


                          HILLVIEW INVESTMENT TRUST II
                     REMS REAL ESTATE VALUE-OPPORTUNITY FUND
               (Formerly the "Hillview/REMS Leveraged REIT Fund")
                      Portfolio of Investments (Continued)
                          December 31, 2004 (Unaudited)


                                                                 SHARES               VALUE
                                                              -------------        -------------
PREFERRED STOCKS-30.4%

APARTMENTS-2.3%
       Apartment Investment & Management Co. 8.750% D                7,230      $       180,750
       BRE Properties 8.080% B**                                     5,300              142,305
       Colonial Properties Trust 8.125% D                            8,600              228,330
       Mid-America Apartment Communities 8.300% H                   13,900              361,400
                                                                                   -------------
                                                                                        912,785

DIVERSIFIED-8.4%
       Capital Automotive REIT 7.500% A                             21,600              555,120
       Crescent Real Estate Equities Co. 6.750% A                   19,400              432,426
       Duke Realty Corp 6.600% L                                    14,800              370,000
       iStar Financial, Inc. 8.000% D                               10,300              261,981
       iStar Financial, Inc. 7.650% G                               13,900              358,620
       Lexington Corporate Properties Trust 8.050% B                13,600              361,488
       US Restaurant Properties, Inc.  7.720% A                     19,600              489,216
       Vornado Realty Trust 7.000% E                                18,400              479,688
                                                                                   -------------
                                                                                      3,308,539

HEALTH CARE-0.9%
       Health Care REIT, Inc. 7.875% D                              13,800              358,662
                                                                                   -------------


HOTELS-1.9%
       FelCor Lodging Trust, Inc. 7.800% A                          15,000              380,400
       Winston Hotels, Inc. 8.000% B                                14,100              360,678
                                                                                   -------------
                                                                                        741,078


INDUSTRIAL PROPERTY-0.9%
       PS Business Parks, Inc. 8.750% F**                           13,100              352,062
                                                                                   -------------


MORTGAGE -2.3%
       Annaly Mortgage Management 7.875% A                          22,100              552,500
       MFA Mortgage Investment Inc. 8.500% A                        14,800              375,624
                                                                                   -------------
                                                                                        928,124
OFFICE PROPERTY-8.1%
       Alexandria Real Estate 8.375% C                               9,800              259,406
       Brandywine Realty Trust 7.500% C                             17,100              436,392
       CarrAmerica Realty Corp. 7.500% E                             7,200              191,232
       Cousins Properties, Inc. 7.750% A                             9,400              245,810
       Glenborough Realty Trust, Inc. 7.750% A                      14,619              371,323
       Highwoods Properties 8.000% B                                15,400              390,082
       Kilroy Realty Corp. 7.500% F                                 15,200              384,712
       Maguire Properties, Inc. 7.625% A                            21,600              552,960
       SL Green Realty Corp. 7.625% C                               13,900              356,535
                                                                                   -------------
                                                                                      3,188,452

REGIONAL MALLS-3.5%
       CBL & Associates Properties 7.750% C                         13,700              360,036
       Simon Property Group, Inc. 7.890% G                           4,400              234,168
       Taubman Centers, Inc. 8.300% A                               20,000              510,200
       Taubman Centers, Inc. 8.000% G                               10,000              259,500
                                                                                   -------------
                                                                                      1,363,904

SHOPPING CENTERS-2.1%
       Developer Diversified Realty 8.000% G**                       8,600              230,050
       Developer Diversified Realty 7.375% H                        15,500              401,605
       Saul Centers, Inc. 8.000% A                                   7,800              208,650
                                                                                   -------------
                                                                                        840,305

TOTAL PREFERRED STOCKS
    (Cost-$11,593,107)                                                               11,993,911
                                                                                   -------------


TOTAL LONG POSITIONS
    (Cost-$35,770,617)                                                               43,246,978
                                                                                   -------------


    The accompanying notes are an integral part of the financial statements.


                          HILLVIEW INVESTMENT TRUST II
                     REMS REAL ESTATE VALUE-OPPORTUNITY FUND
               (Formerly the "Hillview/REMS Leveraged REIT Fund")
                      Portfolio of Investments (Concluded)
                          December 31, 2004 (Unaudited)


                                                                 SHARES               VALUE
                                                              -------------        -------------
SECURITIES SOLD SHORT-(14.0%)

DIVERSIFIED-(0.5%)
       Capital Automotive REIT                                      (5,900)     $      (209,598)
                                                                                   -------------

EXCHANGE TRADED FUNDS-(8.2%)
       iShares Dow Jones U.S. Real Estate Index Fund               (16,400)          (2,020,480)
       Vanguard REIT VIPERs                                        (21,600)          (1,221,480)
                                                                                   -------------
                                                                                     (3,241,960)
INDUSTRIAL PROPERTIES-(0.5%)
       CenterPoint Properties Trust                                 (4,200)            (201,138)
                                                                                   -------------

MORTGAGE-(3.0%)
       Impac Mortgage Holdings, Inc.                               (14,200)            (321,914)
       New Century Financial Corp.                                  (5,100)            (325,941)
       RAIT Investment Trust                                       (11,400)            (318,858)
       Saxon Capital, Inc.                                          (9,000)            (215,910)
                                                                                   -------------
                                                                                     (1,182,623)

REGIONAL MALLS-(0.7%)
       General Growth Properties, Inc.                              (8,000)            (289,280)
                                                                                   -------------

RESIDENTIAL CONSTRUCTION-(1.1%)
       D.R. Horton, Inc                                            (10,100)            (407,131)
                                                                                   -------------


TOTAL SECURITIES SOLD SHORT
    (Proceeds-$5,328,132)                                                            (5,531,730)
                                                                                   -------------


NET INVESTMENTS IN SECURITIES
    (Cost-$30,442,485)                                                               37,715,248
                                                                                   -------------

OTHER ASSETS IN EXCESS OF LIABILITIES-4.3%                                            1,709,487
                                                                                   -------------

NET ASSETS-100.0%                                                               $    39,424,735
                                                                                   =============


-------
* Non-income producing securities
** All or a portion of position is segregated
    as collateral for securities sold short.  The
    segregated market value of collateral
     is $6,925,536.
1 Non-REIT Security
REIT-Real Estate Investment Trust


    The accompanying notes are an integral part of the financial statements.



                                        HILLVIEW INVESTMENT TRUST II
                                             Financial Highlights


                                                              (For a share outstanding throughout each period)
                                                                                 Alpha Fund
                                              ---------------------------------------------------------------------------------

                                                  For the           For the        For the         For the       For the Period
                                              Six Months Ended    Fiscal Year     Fiscal Year     Fiscal Year   September 1, 2000*
                                              December 31, 2004     Ended           Ended            Ended          through
                                                (Unaudited)      June 30, 2004   June 30, 2003   June 30, 2002   June 30, 2001
                                              ----------------   -------------   --------------  --------------  --------------

Per Share Operating Performance
Net asset value, beginning of period                   $11.96           $9.18            $9.14          $10.58          $12.00
                                              ----------------   -------------   --------------  --------------  --------------

Net investment income/(loss)(1)                         (0.03)          (0.07)           (0.05)(2)       (0.05)(2)       (0.05)(2)
Net realized and unrealized gain/(loss)
    on investments, foreign currency
    transactions and securities sold short               1.13            2.85             0.09           (1.38)          (1.37)
                                              ----------------   -------------   --------------  --------------  --------------

Net increase/(decrease) in net assets
    resulting from operations                            1.10            2.78             0.04           (1.43)          (1.42)

Dividends and distributions to shareholders from:
Net investment income                                       -               -                -               -               -
Net realized capital gains                              (0.83)              -                -           (0.01)              -
Return of capital                                           -               -                -               -               -
                                              ----------------   -------------   --------------  --------------  --------------

Total dividends and distributions to shareholders       (0.83)              -                -           (0.01)              -

Net asset value, end of period                         $12.23          $11.96            $9.18           $9.14          $10.58
                                              ================   =============   ==============  ==============  ==============

Total return(3)                                          9.22% (4)      30.28%            0.44%         (13.52)%        (11.83)(4)

Ratio/Supplemental Data
Net assets, end of period (000's omitted)             $87,650         $90,676          $74,874         $84,493        $103,909
Ratio of net expenses to average net assets(1)           1.36% (5)       1.34%            1.52%           1.30%           1.38% (5)
Ratio of gross expenses to average net assets            1.61% (5)       1.59%            1.77%           1.64%           1.75% (5)
Ratio of net investment income/(loss) to
  average net assets(1)                                 (0.58)(5)       (0.57)%          (0.59)%         (0.54)%         (0.52)(5)
Portfolio turnover rate                                    25%             80%              59%            104%             76%


--------

*   Commencement of operations
(1)   Includes effects of waivers and reimbursements.
(2)   Calculated using average shares outstanding.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions.
(4)   Not annualized.
(5)   Annualized.



    The accompanying notes are an integral part of the financial statements.




                                                              (For a share outstanding throughout each period)
                                                                        International Alpha Fund
                                              ---------------------------------------------------------------------------------

                                                  For the           For the        For the         For the       For the Period
                                              Six Months Ended    Fiscal Year     Fiscal Year     Fiscal Year   September 1, 2000*
                                              December 31, 2004     Ended           Ended            Ended          through
                                                (Unaudited)      June 30, 2004   June 30, 2003   June 30, 2002   June 30, 2001
                                              ----------------   -------------   --------------  --------------  --------------

Per Share Operating Performance
Net asset value, beginning of period                   $11.37           $8.36            $9.22          $10.47          $12.00
                                              ----------------   -------------   --------------  --------------  --------------

Net investment income/(loss)(1)                         (0.03)           0.02             0.01 (2)        0.03 (2)        0.01 (2)
Net realized and unrealized gain/(loss)
    on investments, foreign currency
    transactions and securities sold short               1.18            2.99            (0.87)          (1.23)          (1.53)
                                              ----------------   -------------   --------------  --------------  --------------

Net increase/(decrease) in net assets
    resulting from operations                            1.15            3.01            (0.86)          (1.20)          (1.52)

Dividends and distributions to shareholders from:
Net investment income                                       -               -                -           (0.05)          (0.01)
Net realized capital gains                                  -               -                -               -               -
Return of capital                                           -               -                -               -               -
                                              ----------------   -------------   --------------  --------------  --------------

Total dividends and distributions to shareholders           -               -                -           (0.05)          (0.01)

Net asset value, end of period                         $12.52          $11.37            $8.36           $9.22          $10.47
                                              ================   =============   ==============  ==============  ==============

Total return(3)                                         10.12% (4)      36.01%           (9.33)%        (11.49)%        (12.65)%(4)

Ratio/Supplemental Data
Net assets, end of period (000's omitted)             $40,985         $40,407          $25,914         $30,628         $37,873
Ratio of net expenses to average net assets(1)           1.59% (5)       1.65%            2.04%           1.66%           1.63% (5)
Ratio of gross expenses to average net assets            1.84% (5)       1.90%            2.29%           2.24%           2.17% (5)
Ratio of net investment income/(loss) to
  average net assets(1)                                 (0.34)(5)        0.14%            0.15%           0.28%           0.93%(5)
Portfolio turnover rate                                    39%            136%              82%            145%             76%


--------

*   Commencement of operations
(1)   Includes effects of waivers and reimbursements.
(2)   Calculated using average shares outstanding.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions.
(4)   Not annualized.
(5)   Annualized.



    The accompanying notes are an integral part of the financial statements.

                          HILLVIEW INVESTMENT TRUST II
                              Financial Highlights


                                                                (For a share outstanding throughout each period)
                                                                    REMS Real Estate Value-Opportunity Fund*
                                                                -----------------------------------------------------

                                                                     For the          For the
                                                                Six Months Ended     Fiscal Year    December 16, 2002**
                                                                December 31, 2004       Ended           through
                                                                  (Unaudited)      June 30, 2004     June 30, 2003
                                                                ----------------  ----------------   -------------

Per Share Operating Performance
Net asset value, beginning of period                                     $14.14            $12.75          $12.00
                                                                ----------------  ----------------   -------------

Net investment income(1)                                                   0.41              0.18            0.23
Net realized and unrealized gain on investments,
    foreign currency transactions and securities sold short                1.45              2.08            0.76
                                                                ----------------  ----------------   -------------

Net increase in net assets resulting from operations                       1.86              2.26            0.99

Dividends and distributions to shareholders from:
Net investment income                                                     (0.11)            (0.29)          (0.24)
Net realized capital gains                                                (0.70)            (0.39)              -
Return of capital                                                         (0.24)            (0.19)              -
                                                                ----------------  ----------------   -------------

Total dividends and distributions to shareholders                         (1.05)            (0.87)          (0.24)

Net asset value, end of period                                           $14.95            $14.14          $12.75
                                                                ================  ================   =============

Total return(2)                                                           13.28% (3)        18.07%           8.37% (3)

Ratio/Supplemental Data
Net assets, end of period (000's omitted)                               $39,425           $24,550         $22,396
Ratio of net expenses to average net assets(1)                             2.61% (4)         3.26%           2.88% (4)
Ratio of gross expenses to average net assets                              2.82% (4)         3.42%           3.65% (4)
Ratio of net investment income to average net assets(1)                    4.28% (4)         1.30%           3.42% (4)
Portfolio turnover rate                                                      20%               84%             27%


------------------------------------------------
  *   Formerly known as Hillview/REMS Leveraged REIT Fund
  **  Commencement of operations
(1)   Includes effects of waivers and reimbursements.
(2)   Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions.
(3)   Not annualized.
(4)   Annualized.


    The accompanying notes are an integral part of the financial statements.

                          Hillview Investment Trust II
                          Notes to Financial Statements
                          December 31, 2004 (unaudited)


1.       Organization

         Hillview Alpha Fund and Hillview International Alpha Fund are diversified series, along with REMS Real Estate Value-Opportunity Fund (formerly known as Hillview/REMS Leveraged REIT Fund), a non-diversified series (collectively, the "Funds") of Hillview Investment Trust II (the "Trust"), an open-end management investment company. The Trust is organized as a Delaware Statutory Trust. The Trust currently offers one class of shares, Class Y. Hillview Alpha Fund, Hillview International Alpha Fund and REMS Real Estate Value-Opportunity Fund commenced operations on September 1, 2000, September 7, 2000, and December 16, 2002, respectively.

2.       Significant Accounting Policies
         The following is a summary of significant accounting policies followed by the Trust.

         Security Valuation - Each Fund's securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available or may be deemed unreliable are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. With the approval of the Board of Trustees, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Hillview International Alpha Fund employs a valuation policy that monitors for significant events in foreign markets using various benchmarks and techniques in order to apply fair valuation procedures approved by the Board of Trustees.

         Investment Transactions and Investment Income - Investment transactions are accounted for on the date on which the order to buy or sell is executed. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Funds are notified.

         Expenses - Expenses directly attributable to a Fund are charged to that Fund. Other expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

         Foreign Currency Translation - The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statements of Operations. The Funds separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

         Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

         Dividends and Distributions - The Hillview Alpha Fund and the Hillview International Alpha Fund declare and pay dividends from net investment income, if any, at least annually to shareholders. The REMS Real Estate Value-Opportunity Fund pays dividends from net investment income quarterly. Distributions from net realized capital gains, if any, will be distributed at least annually. Dividends and distributions to shareholders are

                          Hillview Investment Trust II
                    Notes to Financial Statements (Continued)
                          December 31, 2004 (unaudited)

recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

         Foreign Withholding Taxes - Income received from sources outside the United States may be subject to withholding and other taxes imposed by countries other than the United States.

         Short Sales - A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the REMS Real Estate Value-Opportunity Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash and securities deposited in a segregated account with the Fund's custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. At December 31, 2004, the value of securities sold short amounted to $5,531,730 against which collateral of $13,437,195 was held. The collateral includes the deposits with brokers for securities sold short and certain long- term investments held long as shown in the Portfolio of Investments.

         When Issued - A security may be purchased on a when issued basis, which is a security that has been authorized, but not yet issued.

         U.S. Federal Tax Status - No provision is made for U.S. federal income taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and substantially all excise taxes. Therefore, no provision for federal income taxes or excise taxes have been made.

         Risks and Concentrations - The Hillview International Alpha Fund invests in foreign securities. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates. Some countries in which the Funds invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     The Funds' concentrated approach involves the risk of increased volatility due to fewer holdings. Because each sub-adviser invests in a limited number of securities, changes in the market value of a single issuer could affect the Funds' performance and net asset value more severely than if its holdings were more diversified. The Funds seek to reduce such risk through the use of multiple sub-advisers.

                          Hillview Investment Trust II
                    Notes to Financial Statements (Continued)
                          December 31, 2004 (unaudited)


     The REMS Real Estate Value-Opportunity Fund concentrates its assets in the real estate industry. An investment in the fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in selling securities short (see "Short Sales" section on prior page) and borrowing for leverage. The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities. REMS Group anticipates that, under normal circumstances the Fund will have a level of leverage of 10% or more of its net assets a majority of the time. However, the Fund may have no leverage or less than 10% leverage for an extended period of time when REMS Group believes that leverage or leverage of 10% or more is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

     Leverage creates an opportunity for increased income and capital appreciation, but at the same time, it creates special risks that will increase the Fund's exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

     The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund's obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent REMS Group from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the REMS Group to sell assets it would not otherwise choose to sell at that time.

     To the extent the income or capital appreciation derived from securities purchased with Fund assets received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, REMS Group may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances.

         Contractual Obligations - The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

3.       Transactions with Affiliates and Related Parties

Pursuant to an investment management agreement between the Trust and Hillview Capital Advisors, Hillview Capital Advisors will manage the Funds' business and investment affairs. Hillview Capital Advisors serves as the investment manager for the Funds under the terms of its investment management agreements with the Trust ("Hillview Agreements"). For its services under the Hillview Agreements, Hillview Capital Advisors receives an annual fee of 0.25% of each Fund's average daily net assets. Hillview Capital Advisors voluntarily agreed to waive its fee through June 30, 2004 for the Hillview Alpha Fund and the Hillview International Alpha Fund. Hillview Capital Advisors may be reimbursed up to the amount of any previous payments pursuant to the agreements provided that the payments are reimbursed within three years of the original payment date and the combination of the Fund's Other Expenses and such reimbursements do not exceed the foregoing limitations. If actual Other Expenses are less than the stated contractual cap, and Hillview Capital Advisors has recouped any eligible previous payments made, the Fund will be charged such lower expenses. Amounts subject to possible reimbursement as of December 31, 2004 were $31,593 and $57,180 for the Hillview Alpha Fund and the Hillview International Alpha Fund.

                          Hillview Investment Trust II
                    Notes to Financial Statements (Continued)
                          December 31, 2004 (unaudited)


         For the six months ended December 31, 2004, Hillview Capital Advisors investment advisory/management fees, advisory waivers and advisory expense recoup were as follows:


                                                           Gross
                                                     Advisory/Management                      Net Advisory/        Expenses
Fund                                                       Fees               Waivers        Management Fees       Recouped
----                                                       ----               -------        ---------------       --------
Hillview Alpha Fund                                      $103,837            $(103,837)            --                  --
Hillview International Alpha Fund                          47,115              (47,115)            --                $6,790
REMS Real Estate Value-Opportunity Fund                    45,775                --              $45,775               --



         The REMS Real Estate Value-Opportunity Fund pays advisory fees to REMS Group pursuant to an investment advisory agreement with the Trust. Under the advisory agreement, the Advisor received a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets. Costs incurred in connection with the organization of the Trust amounted to $94,088 for the REMS Real Estate Value-Opportunity Fund and were assumed by Real Estate Management Services Group, LLC ("REMS Group"), the sub-adviser to the Fund, prior to the commencement of operations. The organization costs of this Fund are subject to the expense limitation agreement described in Note 3. For the six months ended December 31, 2004, the advisory fee and advisory recoup were $183,102 and $27,586, respectively. As of December 31, 2004, the REMS Real Estate Value-Opportunity Fund owed management fees of $8,517 to Hillview Capital Advisors and advisory fees of $34,069 to REMS Group.

         REMS Group, the sub-adviser to the REMS Real Estate Value-Opportunity Fund has agreed to waive its fees and reimburse expenses to limit the expenses of the REMS Real Estate Value-Opportunity Fund so that total Fund operating expenses (not including brokerage commissions, taxes, interest, dividend expense on securities sold short and extraordinary expenses) ("Total Expenses") shall not exceed 2.00% of the Fund's average annual assets through October 31, 2004. REMS Group may be reimbursed the amount of any such payments provided that the payments are reimbursed within three years of the original payment date and the combination of the Fund's Total Expenses and such reimbursements do not cause the expense ratio of the Fund to exceed 2.00% of the Fund's average annual assets. If actual Total Expenses are less than 2.00% and REMS Group has recouped any eligible previous payments made, the Fund will be charged such lower expenses. The amount subject to possible organization cost recoup as of December 31, 2004 was $65,170 for the REMS Real Estate Value-Opportunity Fund.

         The Hillview Alpha Fund pays sub-advisory fees to the sub-advisers based on annual percentage rates of the value of the portion of the Hillview Alpha Fund's portfolio managed by each sub-adviser. Harris Associates L.P. ("Harris") receives an annual sub-advisory fee of 0.75% of the average daily net assets on the first $20 million of the portion of the Fund's portfolio it manages, 0.60% of the average daily net assets on the next $55 million, and 0.55% thereafter. Pzena Investment Management LLC ("Pzena") receives an annual sub-advisory fee of 1.00% of the average daily net assets of the first $30 million of the portion of the Fund's portfolio it manages and 0.75% thereafter. Frontier Capital Management Company, LLC ("Frontier") receives an annual sub-advisory fee of 1.00% of the average daily net assets of the first $25 million of the portion of the Fund's portfolio it manages and 0.75% of the average daily net assets thereafter. Ironwood Capital Management, LLC ("Ironwood") receives an annual sub-advisory fee of 0.75% of the average daily net assets of the first $25 million of the portion of the Fund's portfolio it manages and 0.60% of the average daily net assets thereafter. Century receives an annual sub-advisory fee of 0.96% of the average daily net assets of the Fund's portfolio it manages. For the six months ended December 31, 2004, investment sub-advisory fees were $74,339, $109,917, $68,710, $51,600 and
$66,220 for Harris, Pzena, Frontier, Ironwood and Century, respectively.

         The Hillview International Alpha Fund pays sub-advisory fees to the sub-advisers based on annual percentage rates of the value of the portion of the Hillview International Alpha Fund's portfolio managed by each sub-adviser. Harris receives an annual sub-advisory fee of 0.75% of the average daily net assets on the first $25 million of the portion of the Fund's portfolio it manages, 0.70% of the average daily net assets of the next $25

                          Hillview Investment Trust II
                    Notes to Financial Statements (Continued)
                          December 31, 2004 (unaudited)


million, 0.60% of the average daily net assets of the next $50 million and 0.50% of the average daily net assets thereafter. BPI Global Asset Management LLP ("BPI") receives an annual sub-advisory fee of 0.80% of the average daily net assets on the first $20 million of the portion of the Fund's portfolio it manages, 0.60% of the average daily net assets on the next $30 million it manages, 0.50% of the average daily net assets of the next $50 million it manages, and a negotiable rate on amounts greater than $100 million that it manages. Pinnacle Associates Ltd. ("Pinnacle") receives an annual sub-advisory fee of 0.90% of the average daily net assets on the first $15 million of the portion of the Fund's portfolio it manages, 0.675% of the average daily net assets of the next $15 million it manages, and 0.45% of the average daily net assets thereafter. For the six months ended December 31, 2004, investment sub-advisory fees were $45,941, $58,847 and $47,669 for Harris, BPI and Pinnacle, respectively.

         As of December 31, 2004, two officers and/or senior management of Hillview Capital Advisors held less than 1% of the outstanding shares of the Hillview International Alpha Fund. One officer/or senior management of Hillview Capital Advisors held less than 1% of the outstanding shares of the Hillview Alpha Fund. Additionally, as of December 31, 2004, Hillview Capital Advisors held less than 1% of the outstanding shares of the Hillview Alpha Fund.

4.       Investment in Securities

       For the six months ended December 31, 2004, aggregate purchases and sales of investment securities were as follows:

     Fund                                               Investment Securities
     ----                                               ---------------------
                                                      Purchases           Sales
                                                      ---------           -----
Hillview Alpha Fund                                   20,245,074      28,481,702
Hillview International Alpha Fund                     14,482,909      18,372,073
REMS Real Estate Value-Opportunity Fund*              19,207,173       7,377,313

         * The amounts shown do not include purchases of $13,044,452 to cover short sales and proceeds of $11,931,998 from sales of short securities.

         The Funds did not purchase or sell any long-term US Government securities during the six months ended December 31, 2004.

5.       Shareholder Concentrations

         All shareholders represent omnibus accounts, which are held on behalf of several individual shareholders with the exception of one sharehodler in the REMS Real Estate Value-Opportunity Fund who holds 5.3%. As of December 31, 2004 three shareholders held approximately 90% of the outstanding shares of the Hillview Alpha Fund. As of December 31, 2004 two shareholders held approximately 70% of the outstanding shares of the Hillview International Alpha Fund. As of December 31, 2004 six shareholders held approximately 70% of the outstanding shares of the REMS Real Estate Value-Opportunity Fund.

6.       Commission Recapture Agreement

         The Funds entered into an agreement with Fidelity Capital Markets ("FCM"), a brokerage services provider, on June 14, 2004, whereby a portion of the commissions from each Funds' portfolio transactions would be used to reduce the operating expenses incurred by each Fund, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to a Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. For the six months ended December 31, 2004, the Funds received were $12,853, $8,411, and $39,675 for Hillview Alpha, Hillview International Alpha and REMS Real Estate Value-Opportunity Funds, respectively.

                          Hillview Investment Trust II
                    Notes to Financial Statements (Continued)
                          December 31, 2004 (unaudited)

7.       Proxy Voting

         Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30,2004, are available without charge, upon request, by calling (800) 660-9418 and on the Commission's website at http://www.sec.gov.

8.       Quarterly Portfolio Schedules

         The Trust will file its complete schedule of portfolio holdings with the Commission for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Trust's Forms N-Q will be available on the commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

9.       Federal Income Tax Information

         At December 31, 2004, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:




                                                  Federal Tax       Unrealized        Unrealized      Net Unrealized
Fund                                                  Cost         Appreciation      Depreciation    Appreciation/Depreciation
----                                                  ----         ------------      ------------    -------------------------
Hillview Alpha Fund                               $67,597,218     $22,021,799       $(1,118,594)         20,903,205
Hillview International Alpha Fund                  32,241,797       9,692,375        (1,001,910)          8,690,465
REMS Real Estate Value-Opportunity Fund            30,139,190       7,804,224          (228,166)          7,576,058



         The tax year end for the REMS Real Estate Value-Opportunity Fund was December 31, 2004. At this time, the components of distributable earnings on a tax basis were as follows:



                                                Undistributed     Undistributed
Fund                                           Ordinary Income   Long-Term Gains
----                                           ---------------   ---------------
REMS Real Estate Value-Opportunity Fund                --                --


         The tax year ends for the Hillview Alpha Fund and the Hillview International Alpha Fund are June 30, 2004. At this time, the components of distributable earnings on a tax basis were as follows:



                                                Undistributed     Undistributed
Fund                                           Ordinary Income   Long-Term Gains
----                                           ---------------   ---------------
Hillview Alpha Fund                                     --           $ 4,243,190
Hillview International Alpha Fund                       --               --

                          Hillview Investment Trust II
                    Notes to Financial Statements (Continued)
                          December 31, 2004 (unaudited)


         At June 30, 2004, the Funds had capital loss carryforwards available to offset future capital gains through the indicated expiration dates:


                                                                Expiring June 30,
                                         ----------------------------------------------------------------
Fund                                         2009           2010             2011             2012            Total
----                                         ----           ----             ----             ----            -----
Hillview International Alpha Fund           $ 52,049      $ 3,064,370      $ 4,957,236       $ 27,089      $ 8,100,744



         Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended June 30, 2004, the Alpha Fund incurred no post-October capital losses. For the year ended June 30, 2004, the International Alpha Fund incurred post-October currency and capital losses of $33,352 and $0, respectively. For the year ended December 31, 2004, the REMS Real Estate Value-Opportunity Fund incurred post-October capital losses of $127,547. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

         The tax character of dividends and distributions paid during the last two fiscal years or periods were as follows:



                                                    Ordinary                          Return of
Fund                                                  Income     Long-Term Gains       Capital            Total
----                                                  ------     ---------------       -------            -----
Hillview Alpha Fund
                      2004                              --          $5,594,192            --           $5,594,192
                      2003                              --              --                --               --

Hillview International Alpha Fund
                      2004                              --              --                --               --
                      2003                              --              --                --               --

REMS Real Estate Value-Opportunity Fund*
                      2004                          $1,085,521      $1,251,997         $698,320        $3,035,838
                      2003                             725,220         223,101          481,729         1,430,050
*Based on a December 31 tax year end




10.      Reclass of Capital Accounts

         For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. The reclassifications have no impact on the net assets or net asset values of the Fund.

         For the tax year ended December 31, 2004, the REMS Real Estate Value-Opportunity Fund recorded the following permanent reclassifications to increase/(decrease) the accounts listed below which arose primarily from non-deductible current net operating losses and investments in REITs:


                                                                             Accumulated
                                                 Undistributed               net realized           Additional
                                                 net investment               gain/(loss)             Paid-in
                                                 income (loss)              on investments            Capital
                                                 -------------              --------------            -------

REMS Real Estate Value-Opportunity Fund           $1,451,205                  $(284,817)           $(1,166,388)


                          Hillview Investment Trust II
                    Notes to Financial Statements (Concluded)
                          December 31, 2004 (unaudited)


         For the tax year ended June 30, 2004, the Hillview Alpha and Hillview International Alpha Funds recorded the following permanent reclassifications to increase/(decrease) the accounts listed below. These differences arose primarily from non-deductible current net operating losses, treatment of foreign currency transactions, investments in passive foreign investment companies and investments in REITS.


                                                                   Accumulated                 Accumulated
                                         Undistributed           net realized                  net unrealized        Additional
                                         net investment           gain/(loss)                  apprec/(deprec)         Paid-in
                                         income (loss)           on investments                on investments          Capital
                                         -------------           --------------                --------------          -------

Hillview Alpha Fund                         $ 507,434                 -----                         -----            $ (507,434)

Hillview International Alpha Fund              44,367              $ (44,367)                       -----               -----



11.  Additional Information


         On May 18, 2004, the Trust by action if its Board of Trustees upon the recommendation of its Audit Committee engaged Deloitte and Touche, LLP as the independent registered public accounting firm to audit the Trust's financial statements for the fiscal year ending June 30, 2004. During the Trust's fiscal year ended June 30, 2003, the Trust did not consult Deloitte & Touche, LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 of Regulation S-K) or reportable events (as described in paragraph
(a)(1)(v) of said item 304).

                          Hillview Investment Trust II


FUND MANAGEMENT (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (888) 342-6280.


----------------------- ---------------------- ---------------------------------- -------- ------------------

                                                                                  Number
                                                                                  of
                                                                                  Portfolios
                                                                                  in
                                                                                  Fund
                                                                                  Complex   Other
 Name, (DOB), Address      Term of Office                                         Overseen  Trusteeships/
         and                     and                Principal Occupation(s)       by        Directorships
Position(s) with Trust  Length of Time Served         During Past 5 Years         Trustee   Held by Trustee
-------------------------------------------------------------------------------------------------------------
                                           DISINTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------
Robert M. Bowen         o    Indefinite--      Mr. Bowen retired as a Manager        3     Director,
D.O.B.: 1/11/37              until successor   of Consulting and Executive Vice            Admirality Point
 c/o Hillview Capital        is elected        President of Callan Associates,             Association
Advisors                o    Since             Inc. (global investment                     (condominium
700 The Times Building       11/2002           consulting) in 2001.                        association);
Ardmore, PA 19003                                                                          Manager, Ivy
Trustee                                                                                    Multi-Strategy
                                                                                           Hedge Fund.
----------------------- ---------------------- ---------------------------------- -------- ------------------
Richard D. Driscoll     o    Indefinite        Mr. Driscoll retired as Chairman      3     Chairman,
D.O.B.:  4/17/31             -until            and CEO of Bank of New England              Charlesbank
c/o Hillview Capital         successor is      N.A. in 1990, after 33 years                Homes; Vice
Advisors                     elected.          with the firm. He then served as            Chairman,
700 The Times Building  o    Since             President and Chief Executive               Massachusetts
Ardmore, PA  19003           inception.        Officer of the Massachusetts                Business
Trustee                                        Bankers Association until 1997.             Development
                                                                                           Corp.;
                                                                                           President,
                                                                                           Holyhood
                                                                                           Cemetery
                                                                                           Association.
----------------------- ---------------------- ---------------------------------- -------- ------------------
Richard W. Hutson       o    Indefinite        Mr. Hutson retired as a Senior        3     Trustee,
D.O.B.:  9/30/38             -until            Principal of Hewitt Associates              European
c/o Hillview Capital         successor is      LLC (consulting) in 1996, after             Investors Inc.
Advisors                     elected.          32 years with the firm.                     Realty
700 The Times Building  o    Since                                                         Securities
Ardmore, PA  19003           inception.                                                    Trust; Director,
Trustee                                                                                    Wells
                                                                                           Manufacturing
                                                                                           Co.; Director,
                                                                                           Ball State
                                                                                           University
                                                                                           Foundation.
----------------------- ---------------------- ---------------------------------- -------- ------------------
Robert W. Uek           o    Indefinite        Mr. Uek retired from                  3     Trustee, T.T.
D.O.B.:  5/18/41             -until            PricewaterhouseCoopers LLP in               International
c/o Hillview Capital         successor is      1999, where he had been a                   Funds; Board of
Advisors                     elected.          partner specializing in the                 Overseers, New
700 The Times Building  o    Since             investment management industry,             England
Ardmore, PA  19003           inception.        and had served as Chairman of               Aquarium;
Trustee                                        legacy Coopers & Lybrand's                  Trustee,
                                               Global Investment Management                Anatolia College
                                               Industry Group.                             (Thessaloniki,
                                                                                           Greece);
                                                                                           Trustee, Pelican
                                                                                           Bay Foundation;
                                                                                           Trustee, Raymond
                                                                                           Moore Foundation.
----------------------- ---------------------- ---------------------------------- -------- ------------------




                                   Hillview Investment Trust II


                                        INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------
David M. Spungen        o    Indefinite        Mr. Spungen is Managing Director      3     None
(Managing Director of        -until            of Hillview Capital Advisors.
Hillview Capital             successor is      Prior to 1999, he was a
Advisors)                    elected.          Principal of CMS Companies
D.O.B.:  10/26/61                              (investment firm).
c/o Hillview Capital
Advisors
700 The Times Building
Ardmore, PA  19003
Trustee

o        President      o    Since
                             inception.

-------------------------------------------------------------------------------------------------------------
                                      OFFICER(S) WHO ARE NOT TRUSTEES
-------------------------------------------------------------------------------------------------------------
Lisa Ploschke           o    Indefinite        Ms. Ploschke joined Hillview         N/A    N/A
D.O.B.:  8/16/65             -until            Capital Advisors in October 2003
c/o Hillview Capital         successor is      as an Investment Administration
Advisors                     elected.          and Operations Manager.  From
700 The Times Building                         April 2000 to October 2003, she
Ardmore, PA  19003                             was a Financial Analyst for
                                               Xerox Services and from June
o        Secretary                             1999 to March 2000, she was an
                                               Office Manager/Administrative
                        o        2/2004        Assistant for Stein Feldman &
                                               Associates (accounting).
----------------------- ---------------------- ---------------------------------- -------- ------------------
Joseph A. Bracken       o    Indefinite        Mr. Bracken is Chief Operating       N/A    N/A
D.O.B.:  10/20/66            -until            Officer of Hillview Capital
c/o Hillview Capital         successor is      Advisors.  Prior to April 1999,
Advisors                     elected.          he was Director of Client
700 The Times Building                         Services of CMS Companies
Ardmore, PA  19003                             (investment firm).

o    Vice President*
o    Treasurer          o        2/2005
                        o        6/2000

----------------------- ---------------------- ---------------------------------- -------- ------------------

* At a meeting of the Board of Trustees of Hillview Investment Trust II (the
"Trust") held on February 11, 2005, Joseph A. Bracken was elected to serve as Vice President of the Trust, replacing Gary Sobelman.


Item 2. Code of Ethics.

Not applicable.



Item 3. Audit Committee Financial Expert.

Not applicable.



Item 4. Principal Accountant Fees and Services.

Not applicable.



Item 5. Audit Committee of Listed registrants.

Not applicable.



Item 6. Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.



Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.



Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 12. Exhibits.

     (a)(1)   Not applicable.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 Hillview Investment Trust II
            -------------------------------------------------------------------

By (Signature and Title)*  /s/ David M. Spungen
                         ------------------------------------------------------
                               David M. Spungen, President
                               (principal executive officer)

Date              February 24, 2005
    -------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David M. Spungen
                         ------------------------------------------------------
                               David M. Spungen, President
                               (principal executive officer)

Date              February 22, 2005
    -------------------------------------------

By (Signature and Title)*  /s/ Joseph A. Bracken
                         ------------------------------------------------------
                               Joseph A. Bracken, Treasurer
                               (principal financial officer)

Date              February 24, 2005
    -------------------------------------------


* Print the name and title of each signing officer under his or her signature.